Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
October 31, 2023
XS6-NPRT3-1223
1.967969.109
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,182,356	33,608,282
Frontier Communications Parent, Inc. (a)(b)	74,541	1,335,775
Iridium Communications, Inc.	2,494	92,403
Verizon Communications, Inc.	1,282,809	45,065,080
		80,101,540
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (b)	18,150	193,842
Electronic Arts, Inc.	83,465	10,332,132
Liberty Media Corp. Liberty Formula One:
Class A	7,266	418,158
Class C	59,046	3,819,686
Liberty Media Corp. Liberty Live:
Class C	14,203	452,650
Series A	5,893	184,097
Live Nation Entertainment, Inc. (a)	36,892	2,952,098
Madison Square Garden Sports Corp.	5,659	951,504
Playtika Holding Corp. (a)	1,102	9,257
Roku, Inc. Class A (a)(b)	32,876	1,958,423
Take-Two Interactive Software, Inc. (a)	50,236	6,719,065
The Walt Disney Co. (a)	557,452	45,482,509
Warner Bros Discovery, Inc. (a)	671,284	6,672,563
		80,145,984
Interactive Media & Services - 0.0%
IAC, Inc. (a)	22,562	960,013
Match Group, Inc. (a)	8,435	291,851
TripAdvisor, Inc. (a)(b)	33,713	497,604
Zoominfo Technologies, Inc. (a)	45,887	594,696
		2,344,164
Media - 1.4%
Cable One, Inc. (b)	1,593	875,943
Comcast Corp. Class A	1,247,301	51,501,058
DISH Network Corp. Class A (a)(b)	75,140	368,186
Fox Corp.:
Class A	80,996	2,461,468
Class B	40,627	1,133,900
Interpublic Group of Companies, Inc. (b)	117,419	3,334,700
Liberty Broadband Corp.:
Class A (a)	4,086	340,446
Class C (a)	28,023	2,334,596
Liberty Media Corp. Liberty SiriusXM	46,867	1,150,585
Liberty Media Corp. Liberty SiriusXM Class A	22,504	551,123
News Corp.:
Class A	115,824	2,395,240
Class B (b)	35,572	762,664
Nexstar Broadcasting Group, Inc. Class A	6,846	958,988
Omnicom Group, Inc.	60,100	4,502,091
Paramount Global:
Class A (b)	2,558	35,556
Class B (b)	175,976	1,914,619
Sirius XM Holdings, Inc. (b)	196,167	839,595
The New York Times Co. Class A	49,170	1,982,043
		77,442,801
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	162,323	23,351,787
TOTAL COMMUNICATION SERVICES		263,386,276
CONSUMER DISCRETIONARY - 4.7%
Automobile Components - 0.3%
Aptiv PLC (a)	82,464	7,190,861
BorgWarner, Inc.	71,039	2,621,339
Gentex Corp.	71,361	2,046,633
Lear Corp.	17,881	2,320,239
Phinia, Inc. (b)	14,225	368,143
QuantumScape Corp. Class A (a)(b)	89,273	466,005
		15,013,220
Automobiles - 0.5%
Ford Motor Co.	1,195,902	11,660,045
General Motors Co.	418,337	11,797,103
Harley-Davidson, Inc.	39,892	1,071,100
Lucid Group, Inc. Class A (a)(b)	226,557	933,415
Rivian Automotive, Inc. (a)(b)	201,939	3,275,451
Thor Industries, Inc. (b)	15,600	1,371,708
		30,108,822
Broadline Retail - 0.2%
eBay, Inc.	152,736	5,991,833
Etsy, Inc. (a)	16,391	1,021,159
Kohl's Corp. (b)	33,730	760,612
Macy's, Inc. (b)	82,405	1,003,693
Nordstrom, Inc. (b)	34,585	483,498
Ollie's Bargain Outlet Holdings, Inc. (a)	12,744	984,347
		10,245,142
Distributors - 0.1%
Genuine Parts Co.	42,732	5,506,446
LKQ Corp.	81,145	3,563,888
		9,070,334
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	64,084	362,715
Bright Horizons Family Solutions, Inc. (a)(b)	15,317	1,134,377
Grand Canyon Education, Inc. (a)	6,631	784,646
H&R Block, Inc.	16,340	670,757
Mister Car Wash, Inc. (a)(b)	22,495	116,974
Service Corp. International	28,435	1,547,433
		4,616,902
Hotels, Restaurants & Leisure - 1.4%
ARAMARK Holdings Corp.	71,311	1,920,405
Boyd Gaming Corp. (b)	22,371	1,235,998
Caesars Entertainment, Inc. (a)	37,025	1,476,927
Carnival Corp. (a)	302,754	3,469,561
Cava Group, Inc. (b)	1,106	34,939
Darden Restaurants, Inc.	19,599	2,852,242
Doordash, Inc. (a)	19,946	1,494,953
Expedia, Inc. (a)	11,725	1,117,275
Hilton Worldwide Holdings, Inc.	42,456	6,433,358
Hyatt Hotels Corp. Class A (b)	13,962	1,430,267
Las Vegas Sands Corp.	6,891	327,047
Marriott Vacations Worldwide Corp. (b)	11,123	999,513
McDonald's Corp.	130,499	34,212,923
MGM Resorts International	89,121	3,112,105
Norwegian Cruise Line Holdings Ltd. (a)(b)	97,705	1,328,788
Penn Entertainment, Inc. (a)	46,590	919,221
Planet Fitness, Inc. (a)(b)	13,611	752,280
Royal Caribbean Cruises Ltd. (a)	49,838	4,222,774
Travel+Leisure Co.	11,913	405,399
Vail Resorts, Inc.	10,491	2,226,715
Wyndham Hotels & Resorts, Inc.	23,779	1,721,600
Wynn Resorts Ltd.	29,702	2,607,242
Yum! Brands, Inc.	10,420	1,259,361
		75,560,893
Household Durables - 0.8%
D.R. Horton, Inc.	94,809	9,898,060
Garmin Ltd.	46,805	4,798,917
Leggett & Platt, Inc.	40,287	943,924
Lennar Corp.:
Class A	75,530	8,057,540
Class B (b)	4,378	431,715
Mohawk Industries, Inc. (a)	16,106	1,294,600
Newell Brands, Inc.	115,577	776,677
NVR, Inc. (a)	820	4,438,348
PulteGroup, Inc.	66,424	4,888,142
Tempur Sealy International, Inc. (b)	40,491	1,616,806
Toll Brothers, Inc.	33,202	2,347,713
TopBuild Corp. (a)	9,020	2,063,415
Whirlpool Corp. (b)	16,293	1,703,596
		43,259,453
Leisure Products - 0.1%
Brunswick Corp.	19,865	1,380,022
Hasbro, Inc. (b)	39,789	1,796,473
Mattel, Inc. (a)	107,181	2,045,013
Polaris, Inc.	14,970	1,293,707
		6,515,215
Specialty Retail - 0.7%
Advance Auto Parts, Inc. (b)	18,051	939,194
AutoNation, Inc. (a)	8,958	1,165,257
AutoZone, Inc. (a)	911	2,256,665
Bath & Body Works, Inc.	69,773	2,068,769
Best Buy Co., Inc.	51,220	3,422,520
CarMax, Inc. (a)	45,414	2,774,341
Dick's Sporting Goods, Inc. (b)	16,948	1,812,589
GameStop Corp. Class A (a)(b)	81,556	1,123,026
Gap, Inc. (b)	59,084	756,275
Lithia Motors, Inc. Class A (sub. vtg.)	8,241	1,996,053
Lowe's Companies, Inc.	47,728	9,095,525
Murphy U.S.A., Inc. (b)	322	116,786
O'Reilly Automotive, Inc. (a)	2,774	2,581,041
Penske Automotive Group, Inc. (b)	6,114	874,791
Petco Health & Wellness Co., Inc. (a)(b)	24,660	85,324
RH (a)	4,390	956,844
Ross Stores, Inc.	6,858	795,322
Valvoline, Inc.	37,194	1,103,546
Victoria's Secret & Co. (a)(b)	13,032	233,012
Wayfair LLC Class A (a)(b)	16,229	691,518
Williams-Sonoma, Inc. (b)	16,907	2,540,108
		37,388,506
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	34,783	1,780,194
Carter's, Inc. (b)	11,202	752,326
Columbia Sportswear Co. (b)	10,879	802,870
NIKE, Inc. Class B	169,280	17,396,906
PVH Corp.	18,988	1,411,758
Ralph Lauren Corp.	12,159	1,368,252
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,672	1,816,544
Tapestry, Inc.	67,267	1,853,879
Under Armour, Inc.:
Class A (sub. vtg.) (a)	58,866	403,232
Class C (non-vtg.) (a)	60,205	387,118
VF Corp.	106,451	1,568,023
		29,541,102
TOTAL CONSUMER DISCRETIONARY		261,319,589
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)(b)	220	73,469
Brown-Forman Corp.:
Class A (b)	3,029	173,925
Class B (non-vtg.)	11,567	649,603
Constellation Brands, Inc. Class A (sub. vtg.)	44,169	10,342,171
Keurig Dr. Pepper, Inc.	290,428	8,808,681
Molson Coors Beverage Co. Class B	53,234	3,075,328
PepsiCo, Inc.	129,763	21,187,703
The Coca-Cola Co.	598,370	33,801,921
		78,112,801
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	115,933	2,515,746
BJ's Wholesale Club Holdings, Inc. (a)	26,489	1,804,431
Casey's General Stores, Inc.	9,707	2,639,430
Dollar Tree, Inc. (a)	63,538	7,058,436
Grocery Outlet Holding Corp. (a)(b)	28,889	799,359
Kroger Co.	198,807	9,019,874
Performance Food Group Co. (a)(b)	24,729	1,428,347
U.S. Foods Holding Corp. (a)(b)	69,003	2,686,977
Walgreens Boots Alliance, Inc.	218,243	4,600,562
Walmart, Inc.	435,112	71,101,652
		103,654,814
Food Products - 1.8%
Archer Daniels Midland Co.	162,686	11,643,437
Bunge Ltd.	45,481	4,820,076
Campbell Soup Co.	58,236	2,353,317
Conagra Brands, Inc.	144,885	3,964,054
Darling Ingredients, Inc. (a)	48,257	2,137,303
Flowers Foods, Inc.	57,198	1,254,352
Freshpet, Inc. (a)(b)	10,121	580,945
General Mills, Inc.	179,004	11,678,221
Hormel Foods Corp.	88,155	2,869,445
Ingredion, Inc.	20,080	1,879,086
Kellanova	79,141	3,994,246
Lamb Weston Holdings, Inc.	2,510	225,398
McCormick & Co., Inc. (non-vtg.)	76,550	4,891,545
Mondelez International, Inc.	414,520	27,445,369
Pilgrim's Pride Corp. (a)(b)	12,589	321,020
Post Holdings, Inc. (a)(b)	16,286	1,307,440
Seaboard Corp.	77	270,035
The Hershey Co.	11,577	2,168,951
The J.M. Smucker Co.	30,066	3,422,713
The Kraft Heinz Co.	244,763	7,700,244
Tyson Foods, Inc. Class A	84,634	3,922,786
WK Kellogg Co.	19,757	197,965
		99,047,948
Household Products - 2.0%
Church & Dwight Co., Inc.	7,767	706,331
Colgate-Palmolive Co.	250,131	18,789,841
Kimberly-Clark Corp.	6,052	724,061
Procter & Gamble Co.	582,738	87,428,182
Reynolds Consumer Products, Inc.	16,533	420,434
Spectrum Brands Holdings, Inc. (b)	12,226	920,862
		108,989,711
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	109,706	1,027,945
Estee Lauder Companies, Inc. Class A	47,993	6,184,858
Kenvue, Inc.	349,449	6,499,751
Olaplex Holdings, Inc. (a)	38,634	54,860
		13,767,414
Tobacco - 1.2%
Altria Group, Inc.	544,458	21,870,878
Philip Morris International, Inc.	473,065	42,178,475
		64,049,353
TOTAL CONSUMER STAPLES		467,622,041
ENERGY - 8.9%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	308,656	10,623,940
Halliburton Co.	218,704	8,603,815
NOV, Inc.	119,452	2,384,262
Schlumberger Ltd.	434,259	24,170,856
TechnipFMC PLC (b)	133,666	2,876,492
		48,659,365
Oil, Gas & Consumable Fuels - 8.0%
Antero Midstream GP LP	68,747	848,338
Antero Resources Corp. (a)(b)	86,109	2,535,049
APA Corp.	10,758	427,308
Chesapeake Energy Corp. (b)	38,635	3,325,701
Chevron Corp.	539,368	78,602,099
ConocoPhillips Co.	369,611	43,909,787
Coterra Energy, Inc.	227,403	6,253,583
Devon Energy Corp.	195,283	9,094,329
Diamondback Energy, Inc.	55,191	8,848,221
DT Midstream, Inc. (b)	29,543	1,594,436
EOG Resources, Inc.	179,131	22,615,289
EQT Corp.	109,800	4,653,324
Exxon Mobil Corp.	1,221,098	129,253,223
Hess Corp.	37,426	5,404,314
HF Sinclair Corp.	42,988	2,380,675
Kinder Morgan, Inc.	597,614	9,681,347
Marathon Oil Corp.	189,312	5,170,111
Marathon Petroleum Corp.	129,234	19,546,643
Occidental Petroleum Corp.	212,579	13,139,508
ONEOK, Inc.	128,676	8,389,675
Ovintiv, Inc.	43,543	2,090,064
Phillips 66 Co.	140,417	16,017,367
Pioneer Natural Resources Co.	70,931	16,952,509
Range Resources Corp. (b)	71,281	2,554,711
Southwestern Energy Co. (a)	334,043	2,381,727
The Williams Companies, Inc.	371,084	12,765,290
Valero Energy Corp.	107,296	13,626,592
		442,061,220
TOTAL ENERGY		490,720,585
FINANCIALS - 20.7%
Banks - 6.3%
Bank of America Corp.	2,123,326	55,928,407
Bank OZK	32,868	1,177,003
BOK Financial Corp.	8,656	567,141
Citigroup, Inc.	592,867	23,412,318
Citizens Financial Group, Inc.	144,248	3,379,731
Columbia Banking Systems, Inc.	63,301	1,245,131
Comerica, Inc.	40,065	1,578,561
Commerce Bancshares, Inc.	34,785	1,525,670
Cullen/Frost Bankers, Inc.	18,020	1,639,640
East West Bancorp, Inc.	42,762	2,292,898
Fifth Third Bancorp	206,776	4,902,659
First Citizens Bancshares, Inc.	2,945	4,066,279
First Hawaiian, Inc.	38,836	696,329
First Horizon National Corp.	169,255	1,819,491
FNB Corp., Pennsylvania	108,842	1,163,521
Huntington Bancshares, Inc.	438,110	4,227,762
JPMorgan Chase & Co.	879,949	122,365,708
KeyCorp	283,754	2,899,966
M&T Bank Corp.	50,386	5,681,022
New York Community Bancorp, Inc.	216,843	2,055,672
Nu Holdings Ltd. (a)	221,342	1,815,004
Pinnacle Financial Partners, Inc.	22,905	1,428,356
PNC Financial Services Group, Inc.	121,376	13,893,911
Popular, Inc.	21,421	1,393,222
Prosperity Bancshares, Inc.	26,513	1,446,019
Regions Financial Corp.	284,698	4,136,662
Synovus Financial Corp.	44,027	1,147,784
Truist Financial Corp.	404,205	11,463,254
U.S. Bancorp	467,065	14,890,032
Webster Financial Corp.	52,857	2,006,980
Wells Fargo & Co.	1,118,749	44,492,648
Western Alliance Bancorp.	32,917	1,352,889
Wintrust Financial Corp.	18,516	1,382,960
Zions Bancorp NA	44,300	1,366,655
		344,841,285
Capital Markets - 4.9%
Affiliated Managers Group, Inc. (b)	10,855	1,332,560
Bank of New York Mellon Corp.	237,605	10,098,213
BlackRock, Inc. Class A	45,311	27,743,019
Blue Owl Capital, Inc. Class A (b)	115,794	1,427,740
Carlyle Group LP	64,245	1,769,307
Cboe Global Markets, Inc.	32,032	5,249,724
Charles Schwab Corp.	451,785	23,510,891
CME Group, Inc.	109,436	23,360,209
Coinbase Global, Inc. (a)(b)	50,761	3,914,688
Evercore, Inc. Class A	10,838	1,410,891
Franklin Resources, Inc.	86,686	1,975,574
Goldman Sachs Group, Inc.	98,418	29,880,689
Houlihan Lokey	14,264	1,433,817
Interactive Brokers Group, Inc. (b)	30,777	2,464,314
Intercontinental Exchange, Inc.	172,535	18,537,160
Invesco Ltd.	110,606	1,434,560
Janus Henderson Group PLC	40,698	938,903
Jefferies Financial Group, Inc.	57,906	1,863,415
KKR & Co. LP	148,379	8,220,197
Lazard Ltd. Class A	33,272	923,963
Moody's Corp.	4,257	1,311,156
Morgan Stanley	366,490	25,954,822
MSCI, Inc.	11,699	5,516,663
NASDAQ, Inc.	104,042	5,160,483
Northern Trust Corp.	62,408	4,113,311
Raymond James Financial, Inc.	57,638	5,500,971
Robinhood Markets, Inc. (a)	202,169	1,847,825
S&P Global, Inc.	89,673	31,323,676
SEI Investments Co.	30,976	1,662,172
State Street Corp.	96,926	6,264,327
Stifel Financial Corp.	31,255	1,781,535
T. Rowe Price Group, Inc.	67,199	6,081,510
TPG, Inc. (b)	13,837	382,455
Tradeweb Markets, Inc. Class A	22,821	2,054,118
Virtu Financial, Inc. Class A	27,123	501,504
XP, Inc. Class A	92,754	1,855,080
		268,801,442
Consumer Finance - 0.8%
Ally Financial, Inc.	82,408	1,993,450
American Express Co.	121,195	17,698,106
Capital One Financial Corp.	115,519	11,700,920
Credit Acceptance Corp. (a)(b)	1,948	783,934
Discover Financial Services	76,006	6,238,572
OneMain Holdings, Inc. (b)	34,159	1,227,333
SLM Corp.	41,314	537,082
SoFi Technologies, Inc. (a)(b)	279,335	2,108,979
Synchrony Financial	126,821	3,557,329
		45,845,705
Financial Services - 4.4%
Affirm Holdings, Inc. (a)(b)	66,243	1,166,539
Berkshire Hathaway, Inc. Class B (a)	558,209	190,533,460
Block, Inc. Class A (a)	103,739	4,175,495
Corebridge Financial, Inc. (b)	45,029	900,580
Euronet Worldwide, Inc. (a)	7,242	556,475
Fidelity National Information Services, Inc.	180,369	8,857,922
Fiserv, Inc. (a)	134,371	15,284,701
FleetCor Technologies, Inc. (a)	1,532	344,960
Global Payments, Inc.	79,704	8,466,159
Jack Henry & Associates, Inc.	15,125	2,132,474
MGIC Investment Corp.	86,626	1,458,782
NCR Atleos Corp.	19,539	431,030
PayPal Holdings, Inc. (a)	32,168	1,666,302
Rocket Companies, Inc. (a)(b)	24,804	183,302
TFS Financial Corp.	15,442	183,142
The Western Union Co.	97,160	1,096,936
UWM Holdings Corp. Class A (b)	18,549	89,963
Voya Financial, Inc. (b)	29,822	1,991,215
WEX, Inc. (a)	7,055	1,174,516
		240,693,953
Insurance - 4.2%
AFLAC, Inc.	183,387	14,324,359
Allstate Corp.	79,912	10,239,125
American Financial Group, Inc.	22,151	2,422,433
American International Group, Inc.	220,534	13,520,940
Aon PLC	61,621	19,065,537
Arch Capital Group Ltd. (a)	93,592	8,112,555
Arthur J. Gallagher & Co.	60,902	14,341,812
Assurant, Inc.	16,102	2,397,588
Assured Guaranty Ltd.	17,290	1,078,896
Axis Capital Holdings Ltd.	23,663	1,351,157
Brighthouse Financial, Inc. (a)	18,216	825,185
Brown & Brown, Inc.	44,053	3,058,159
Chubb Ltd.	125,639	26,964,642
Cincinnati Financial Corp.	46,764	4,660,968
CNA Financial Corp.	7,977	322,271
Everest Re Group Ltd.	11,287	4,465,363
Fidelity National Financial, Inc. (b)	79,007	3,088,384
First American Financial Corp. (b)	30,512	1,569,537
Globe Life, Inc.	26,749	3,112,514
Hanover Insurance Group, Inc.	10,806	1,266,571
Hartford Financial Services Group, Inc.	92,773	6,814,177
Kemper Corp. (b)	18,326	730,841
Lincoln National Corp. (b)	46,677	1,016,158
Loews Corp.	56,307	3,604,211
Markel Group, Inc. (a)	4,002	5,885,021
Marsh & McLennan Companies, Inc.	30,024	5,694,052
MetLife, Inc.	197,093	11,827,551
Old Republic International Corp.	81,782	2,239,191
Primerica, Inc. (b)	3,876	740,936
Principal Financial Group, Inc.	73,646	4,984,361
Progressive Corp.	44,713	7,068,678
Prudential Financial, Inc.	111,840	10,226,650
Reinsurance Group of America, Inc.	20,245	3,026,020
RenaissanceRe Holdings Ltd.	11,239	2,467,972
RLI Corp.	9,536	1,270,577
The Travelers Companies, Inc.	70,246	11,761,990
Unum Group	59,835	2,925,932
W.R. Berkley Corp.	61,652	4,156,578
White Mountains Insurance Group Ltd. (b)	754	1,078,786
Willis Towers Watson PLC	27,984	6,601,146
		230,308,824
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	180,860	1,334,747
Annaly Capital Management, Inc. (b)	150,343	2,346,854
Rithm Capital Corp.	146,689	1,368,608
Starwood Property Trust, Inc. (b)	89,716	1,592,459
		6,642,668
TOTAL FINANCIALS		1,137,133,877
HEALTH CARE - 15.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	7,428	1,127,570
Amgen, Inc.	52,108	13,324,016
Biogen, Inc. (a)	43,895	10,426,818
BioMarin Pharmaceutical, Inc. (a)	50,271	4,094,573
Exact Sciences Corp. (a)	35,509	2,186,999
Exelixis, Inc. (a)	25,497	524,983
Gilead Sciences, Inc.	380,996	29,923,426
Incyte Corp. (a)	14,697	792,609
Ionis Pharmaceuticals, Inc. (a)	6,081	269,206
Karuna Therapeutics, Inc. (a)(b)	1,162	193,601
Mirati Therapeutics, Inc. (a)	13,883	770,923
Moderna, Inc. (a)	101,289	7,693,912
Regeneron Pharmaceuticals, Inc. (a)	29,433	22,954,502
Repligen Corp. (a)(b)	9,434	1,269,439
Roivant Sciences Ltd. (a)	5,681	49,084
United Therapeutics Corp. (a)	13,746	3,063,434
Vertex Pharmaceuticals, Inc. (a)	6,674	2,416,722
		101,081,817
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	494,446	46,749,869
Baxter International, Inc.	154,002	4,994,285
Becton, Dickinson & Co.	86,383	21,835,895
Boston Scientific Corp. (a)	437,646	22,403,099
Dentsply Sirona, Inc.	64,373	1,957,583
Enovis Corp. (a)	15,963	732,702
Envista Holdings Corp. (a)	49,852	1,160,056
GE Healthcare Holding LLC	109,777	7,307,855
Globus Medical, Inc. (a)	25,837	1,181,009
Hologic, Inc. (a)	74,010	4,897,242
ICU Medical, Inc. (a)(b)	6,157	603,755
Integra LifeSciences Holdings Corp. (a)	21,747	782,022
Medtronic PLC	404,889	28,568,968
QuidelOrtho Corp. (a)	16,267	993,588
STERIS PLC	30,215	6,344,546
Stryker Corp.	80,781	21,828,642
Tandem Diabetes Care, Inc. (a)(b)	16,981	293,771
Teleflex, Inc.	14,308	2,643,403
The Cooper Companies, Inc.	14,799	4,613,588
Zimmer Biomet Holdings, Inc.	63,976	6,679,734
		186,571,612
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)	27,310	2,007,558
agilon health, Inc. (a)(b)	9,505	171,090
Amedisys, Inc. (a)	9,756	892,576
Cardinal Health, Inc.	37,898	3,448,718
Centene Corp. (a)	164,840	11,370,663
Chemed Corp. (b)	1,268	713,440
Cigna Group	82,410	25,481,172
CVS Health Corp.	390,329	26,936,604
Elevance Health, Inc.	62,652	28,199,039
Encompass Health Corp.	28,020	1,752,931
HCA Holdings, Inc.	49,421	11,176,065
Henry Schein, Inc. (a)	39,691	2,579,121
Humana, Inc.	21,551	11,286,043
Laboratory Corp. of America Holdings	26,952	5,383,123
McKesson Corp.	25,578	11,647,198
Molina Healthcare, Inc. (a)	8,024	2,671,591
Premier, Inc.	36,112	694,073
Quest Diagnostics, Inc.	34,112	4,437,971
R1 RCM, Inc. (a)(b)	46,654	550,051
Tenet Healthcare Corp. (a)	30,738	1,650,631
UnitedHealth Group, Inc.	45,054	24,129,120
Universal Health Services, Inc. Class B	18,453	2,323,048
		179,501,826
Health Care Technology - 0.0%
Certara, Inc. (a)	23,331	284,405
Doximity, Inc. (a)(b)	20,457	417,937
Teladoc Health, Inc. (a)(b)	49,627	820,831
		1,523,173
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	16,823	1,738,994
Avantor, Inc. (a)	205,498	3,581,830
Azenta, Inc. (a)	19,557	888,866
Bio-Rad Laboratories, Inc. Class A (a)	6,398	1,761,241
Bio-Techne Corp.	2,741	149,741
Charles River Laboratories International, Inc. (a)	15,455	2,602,004
Danaher Corp.	200,629	38,524,781
Fortrea Holdings, Inc.	26,949	765,352
ICON PLC (a)	21,125	5,153,655
Illumina, Inc. (a)	33,815	3,700,037
IQVIA Holdings, Inc. (a)	4,098	741,041
Maravai LifeSciences Holdings, Inc. (a)	14,445	99,093
QIAGEN NV (a)	69,239	2,591,616
Revvity, Inc.	38,457	3,186,162
Sotera Health Co. (a)(b)	8,737	110,610
Thermo Fisher Scientific, Inc.	45,158	20,084,924
		85,679,947
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	640,811	33,020,991
Catalent, Inc. (a)	54,769	1,883,506
Elanco Animal Health, Inc. (a)	149,226	1,314,681
Jazz Pharmaceuticals PLC (a)	8,959	1,137,972
Johnson & Johnson	734,663	108,979,909
Merck & Co., Inc.	631,829	64,888,838
Organon & Co.	77,783	1,150,411
Perrigo Co. PLC	41,077	1,135,368
Pfizer, Inc.	1,722,429	52,637,430
Royalty Pharma PLC	113,092	3,038,782
Viatris, Inc.	364,376	3,242,946
		272,430,834
TOTAL HEALTH CARE		826,789,209
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.6%
BWX Technologies, Inc. (b)	23,046	1,711,857
Curtiss-Wright Corp.	11,613	2,308,781
General Dynamics Corp.	74,599	18,001,485
HEICO Corp. (b)	1,387	219,715
HEICO Corp. Class A	2,401	305,239
Hexcel Corp.	25,660	1,588,867
Howmet Aerospace, Inc.	115,537	5,095,182
Huntington Ingalls Industries, Inc.	11,934	2,623,332
L3Harris Technologies, Inc.	57,634	10,340,116
Mercury Systems, Inc. (a)	15,050	541,499
Northrop Grumman Corp.	41,144	19,396,516
RTX Corp. (b)	445,453	36,255,420
Spirit AeroSystems Holdings, Inc. Class A (b)	28,491	643,897
Textron, Inc.	60,233	4,577,708
The Boeing Co. (a)	146,860	27,436,385
TransDigm Group, Inc. (a)	13,273	10,991,239
Woodward, Inc.	18,010	2,245,847
		144,283,085
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	7,763	635,246
Expeditors International of Washington, Inc.	40,078	4,378,522
FedEx Corp.	70,677	16,969,548
GXO Logistics, Inc. (a)	35,630	1,799,671
United Parcel Service, Inc. Class B	159,599	22,543,359
		46,326,346
Building Products - 1.0%
A.O. Smith Corp.	33,372	2,328,031
Allegion PLC	1,978	194,556
Armstrong World Industries, Inc.	9,684	734,919
Builders FirstSource, Inc. (a)	38,780	4,208,406
Carlisle Companies, Inc.	15,113	3,840,062
Carrier Global Corp. (b)	253,853	12,098,634
Fortune Brands Home & Security, Inc. (b)	38,496	2,148,077
Hayward Holdings, Inc. (a)(b)	40,248	422,604
Johnson Controls International PLC	209,358	10,262,729
Lennox International, Inc.	9,734	3,606,836
Masco Corp.	68,488	3,567,540
Owens Corning	27,346	3,100,216
The AZEK Co., Inc. (a)	40,164	1,052,297
Trane Technologies PLC	48,914	9,308,823
		56,873,730
Commercial Services & Supplies - 0.5%
Cintas Corp.	2,904	1,472,676
Clean Harbors, Inc. (a)	15,409	2,367,901
Driven Brands Holdings, Inc. (a)	19,152	217,950
MSA Safety, Inc.	9,323	1,471,915
RB Global, Inc. (b)	12,999	850,135
Republic Services, Inc.	62,927	9,344,030
Stericycle, Inc. (a)(b)	28,038	1,156,287
Tetra Tech, Inc.	13,216	1,994,427
Veralto Corp.	66,877	4,614,513
Vestis Corp.	35,560	543,712
Waste Management, Inc.	12,517	2,056,919
		26,090,465
Construction & Engineering - 0.3%
AECOM (b)	39,865	3,051,666
EMCOR Group, Inc.	9,337	1,929,491
MasTec, Inc. (a)	18,928	1,125,080
MDU Resources Group, Inc.	61,526	1,144,999
Quanta Services, Inc.	32,274	5,393,631
Valmont Industries, Inc.	5,900	1,161,769
Willscot Mobile Mini Holdings (a)	44,797	1,765,450
		15,572,086
Electrical Equipment - 1.2%
Acuity Brands, Inc. (b)	9,506	1,539,687
AMETEK, Inc.	70,075	9,864,458
Eaton Corp. PLC	121,388	25,237,779
Emerson Electric Co.	173,949	15,476,243
Generac Holdings, Inc. (a)(b)	18,521	1,557,060
Hubbell, Inc. Class B	8,877	2,397,678
nVent Electric PLC	50,092	2,410,928
Plug Power, Inc. (a)(b)	160,006	942,435
Regal Rexnord Corp.	20,142	2,385,014
Sensata Technologies, Inc. PLC	45,933	1,464,344
Sunrun, Inc. (a)(b)	64,193	619,462
Vertiv Holdings Co.	96,902	3,805,342
		67,700,430
Ground Transportation - 1.2%
Avis Budget Group, Inc. (a)	4,081	664,387
CSX Corp.	542,840	16,203,774
Hertz Global Holdings, Inc. (a)(b)	41,200	347,316
J.B. Hunt Transport Services, Inc.	20,131	3,459,915
Knight-Swift Transportation Holdings, Inc. Class A (b)	47,556	2,325,013
Landstar System, Inc. (b)	2,221	365,976
Norfolk Southern Corp.	69,245	13,211,254
Old Dominion Freight Lines, Inc.	2,073	780,816
Ryder System, Inc.	13,679	1,334,250
Saia, Inc. (a)	7,197	2,580,053
Schneider National, Inc. Class B	16,618	420,934
U-Haul Holding Co. (a)(b)	1,643	80,704
U-Haul Holding Co. (non-vtg.) (b)	18,605	878,342
Union Pacific Corp.	106,283	22,065,414
XPO, Inc. (a)	34,684	2,629,394
		67,347,542
Industrial Conglomerates - 1.5%
3M Co.	167,590	15,242,311
General Electric Co.	330,478	35,899,825
Honeywell International, Inc.	176,773	32,395,420
		83,537,556
Machinery - 2.5%
AGCO Corp.	19,055	2,184,846
Allison Transmission Holdings, Inc.	24,974	1,259,189
Caterpillar, Inc.	39,356	8,896,424
CNH Industrial NV (b)	297,688	3,268,614
Crane Co.	14,607	1,421,699
Cummins, Inc.	43,201	9,344,376
Deere & Co.	5,346	1,953,215
Donaldson Co., Inc. (b)	21,565	1,243,438
Dover Corp.	42,496	5,522,355
ESAB Corp.	17,178	1,087,367
Flowserve Corp. (b)	39,826	1,462,411
Fortive Corp.	107,739	7,033,202
Gates Industrial Corp. PLC (a)	32,014	349,593
Graco, Inc.	30,076	2,236,151
IDEX Corp.	21,163	4,050,810
Illinois Tool Works, Inc.	17,102	3,832,900
Ingersoll Rand, Inc.	123,306	7,482,208
ITT, Inc.	25,163	2,348,966
Lincoln Electric Holdings, Inc.	1,090	190,532
Middleby Corp. (a)	16,197	1,828,155
Nordson Corp.	17,418	3,702,893
Oshkosh Corp.	19,849	1,741,353
Otis Worldwide Corp.	118,525	9,151,315
PACCAR, Inc.	156,220	12,892,837
Parker Hannifin Corp.	38,939	14,364,986
Pentair PLC	49,969	2,904,198
RBC Bearings, Inc. (a)	8,608	1,892,383
Snap-On, Inc.	15,851	4,088,607
Stanley Black & Decker, Inc.	46,635	3,966,307
Timken Co. (b)	19,031	1,315,423
Westinghouse Air Brake Tech Co.	54,317	5,758,688
Xylem, Inc.	63,648	5,953,634
		134,729,075
Marine Transportation - 0.0%
Kirby Corp. (a)	18,133	1,354,535
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	38,168	1,207,254
American Airlines Group, Inc. (a)	124,414	1,387,216
Delta Air Lines, Inc.	185,532	5,797,875
Southwest Airlines Co.	181,073	4,025,253
United Airlines Holdings, Inc. (a)	99,499	3,483,460
		15,901,058
Professional Services - 0.7%
Automatic Data Processing, Inc.	17,903	3,906,793
Broadridge Financial Solutions, Inc.	5,847	997,732
CACI International, Inc. Class A (a)	6,871	2,231,426
Ceridian HCM Holding, Inc. (a)	41,058	2,628,123
Clarivate Analytics PLC (a)(b)	143,320	914,382
Concentrix Corp. (b)	13,368	1,018,775
Dun & Bradstreet Holdings, Inc. (b)	82,922	726,397
Equifax, Inc.	11,436	1,939,203
FTI Consulting, Inc. (a)	8,257	1,752,631
Genpact Ltd.	40,999	1,375,106
Jacobs Solutions, Inc.	38,323	5,108,456
KBR, Inc. (b)	26,192	1,523,065
Leidos Holdings, Inc.	41,574	4,120,815
Manpower, Inc.	15,338	1,073,200
Paycor HCM, Inc. (a)(b)	9,013	194,501
Robert Half, Inc.	32,027	2,394,659
Science Applications International Corp.	16,362	1,787,385
SS&C Technologies Holdings, Inc.	66,193	3,326,198
TransUnion Holding Co., Inc.	58,823	2,581,153
		39,600,000
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	31,503	1,090,949
Core & Main, Inc. (a)(b)	32,795	986,474
Fastenal Co.	43,669	2,547,649
Ferguson PLC (b)	59,469	8,932,244
MSC Industrial Direct Co., Inc. Class A (b)	13,985	1,325,079
SiteOne Landscape Supply, Inc. (a)(b)	9,176	1,264,178
United Rentals, Inc. (b)	16,617	6,750,989
Watsco, Inc. (b)	7,593	2,649,122
WESCO International, Inc.	13,474	1,727,367
		27,274,051
TOTAL INDUSTRIALS		726,589,959
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.4%
Ciena Corp. (a)	45,172	1,906,258
Cisco Systems, Inc.	1,249,954	65,160,102
F5, Inc. (a)	18,358	2,782,889
Juniper Networks, Inc.	96,947	2,609,813
Lumentum Holdings, Inc. (a)	20,789	815,137
Motorola Solutions, Inc.	4,024	1,120,523
Ubiquiti, Inc.	194	23,561
ViaSat, Inc. (a)(b)	35,471	654,085
		75,072,368
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	88,300	7,112,565
Arrow Electronics, Inc. (a)	17,446	1,978,551
Avnet, Inc.	27,666	1,281,766
CDW Corp.	2,381	477,152
Cognex Corp.	52,602	1,893,146
Coherent Corp. (a)	36,291	1,074,214
Corning, Inc.	231,722	6,200,881
Crane Nxt Co.	14,639	761,228
IPG Photonics Corp. (a)	9,125	783,838
Jabil, Inc.	14,452	1,774,706
Keysight Technologies, Inc. (a)	40,220	4,908,851
Littelfuse, Inc.	7,367	1,596,208
TD SYNNEX Corp.	14,314	1,312,308
Teledyne Technologies, Inc. (a)	14,193	5,316,556
Trimble, Inc. (a)	75,049	3,537,059
Vontier Corp.	31,363	927,090
Zebra Technologies Corp. Class A (a)	12,784	2,677,353
		43,613,472
IT Services - 1.3%
Akamai Technologies, Inc. (a)	46,868	4,842,870
Amdocs Ltd.	36,225	2,903,796
Cognizant Technology Solutions Corp. Class A	154,779	9,978,602
DXC Technology Co. (a)(b)	64,013	1,291,142
GoDaddy, Inc. (a)(b)	18,499	1,354,682
IBM Corp.	276,980	40,062,387
Kyndryl Holdings, Inc. (a)(b)	69,143	1,011,562
Okta, Inc. (a)	42,813	2,886,024
Twilio, Inc. Class A (a)	43,050	2,206,743
VeriSign, Inc. (a)	26,110	5,213,123
		71,750,931
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	210,596	20,743,706
Analog Devices, Inc.	154,098	24,244,238
Applied Materials, Inc.	39,884	5,278,647
Cirrus Logic, Inc. (a)	16,806	1,124,826
Entegris, Inc.	43,117	3,796,021
First Solar, Inc. (a)	32,416	4,617,659
GlobalFoundries, Inc. (a)(b)	23,885	1,185,174
Intel Corp.	1,272,604	46,450,046
Lam Research Corp.	2,167	1,274,673
Marvell Technology, Inc.	260,398	12,295,994
Microchip Technology, Inc.	47,034	3,353,054
Micron Technology, Inc.	333,136	22,276,804
MKS Instruments, Inc.	20,210	1,326,989
ON Semiconductor Corp. (a)	131,370	8,229,017
Qorvo, Inc. (a)	29,811	2,606,078
Qualcomm, Inc.	43,531	4,744,444
Skyworks Solutions, Inc.	48,432	4,200,992
Teradyne, Inc.	7,927	660,081
Texas Instruments, Inc.	163,814	23,263,226
Universal Display Corp.	7,795	1,084,908
Wolfspeed, Inc. (a)(b)	37,759	1,277,765
		194,034,342
Software - 1.6%
ANSYS, Inc. (a)	4,627	1,287,509
AppLovin Corp. (a)	47,528	1,731,920
Aspen Technology, Inc. (a)	8,495	1,509,986
Bentley Systems, Inc. Class B	4,314	209,833
Bill Holdings, Inc. (a)(b)	31,238	2,851,717
CCC Intelligent Solutions Holdings, Inc. Class A (a)	61,431	661,612
Dolby Laboratories, Inc. Class A (b)	18,012	1,457,891
Dropbox, Inc. Class A (a)(b)	8,744	229,967
Gen Digital, Inc.	142,391	2,372,234
Guidewire Software, Inc. (a)(b)	24,835	2,238,379
HashiCorp, Inc. (a)	9,303	183,176
Informatica, Inc. (a)(b)	12,044	231,004
nCino, Inc. (a)(b)	19,276	541,656
NCR Corp. (a)(b)	38,720	592,029
Nutanix, Inc. Class A (a)	52,951	1,916,297
Oracle Corp.	273,003	28,228,510
PTC, Inc. (a)	16,644	2,337,150
Roper Technologies, Inc.	32,211	15,737,328
Salesforce, Inc. (a)	70,980	14,254,913
SentinelOne, Inc. (a)	60,677	948,382
Tyler Technologies, Inc. (a)	3,093	1,153,380
UiPath, Inc. Class A (a)	26,568	412,601
Unity Software, Inc. (a)(b)	53,046	1,345,777
Zoom Video Communications, Inc. Class A (a)	76,434	4,584,511
		87,017,762
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	394,001	6,059,735
HP, Inc.	209,531	5,516,951
NetApp, Inc.	38,642	2,812,365
Pure Storage, Inc. Class A (a)	18,746	633,802
Western Digital Corp. (a)	97,306	3,906,836
		18,929,689
TOTAL INFORMATION TECHNOLOGY		490,418,564
MATERIALS - 4.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	67,596	19,091,814
Albemarle Corp. (b)	35,665	4,521,609
Ashland, Inc.	14,437	1,106,307
Axalta Coating Systems Ltd. (a)	60,162	1,578,049
Celanese Corp. Class A (b)	30,100	3,446,751
CF Industries Holdings, Inc.	59,547	4,750,660
Corteva, Inc.	217,354	10,463,422
Dow, Inc.	215,646	10,424,328
DuPont de Nemours, Inc.	139,889	10,195,110
Eastman Chemical Co.	36,108	2,698,351
Ecolab, Inc.	16,807	2,819,206
Element Solutions, Inc. (b)	67,956	1,238,838
FMC Corp.	32,362	1,721,658
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	426,411	584,183
Huntsman Corp.	51,494	1,201,355
International Flavors & Fragrances, Inc.	77,784	5,316,536
Linde PLC	135,483	51,776,183
LyondellBasell Industries NV Class A	78,816	7,112,356
NewMarket Corp. (b)	1,896	914,156
Olin Corp.	39,319	1,679,708
PPG Industries, Inc.	53,563	6,575,930
RPM International, Inc.	31,330	2,859,489
Sherwin-Williams Co.	12,106	2,883,770
The Chemours Co. LLC	45,262	1,091,267
The Mosaic Co.	100,790	3,273,659
Westlake Corp. (b)	9,853	1,136,642
		160,461,337
Construction Materials - 0.3%
Eagle Materials, Inc. (b)	3,672	565,158
Martin Marietta Materials, Inc.	18,805	7,690,117
Vulcan Materials Co.	31,477	6,184,916
		14,440,191
Containers & Packaging - 0.6%
Amcor PLC	450,725	4,006,945
Aptargroup, Inc.	19,916	2,435,129
Ardagh Group SA (a)	5,448	26,722
Ardagh Metal Packaging SA	3,091	10,417
Avery Dennison Corp.	16,500	2,872,155
Ball Corp.	93,842	4,518,492
Berry Global Group, Inc. (b)	36,306	1,996,830
Crown Holdings, Inc.	32,303	2,603,622
Graphic Packaging Holding Co.	43,106	927,210
International Paper Co.	105,475	3,557,672
Packaging Corp. of America	26,946	4,124,085
Sealed Air Corp.	19,652	605,085
Silgan Holdings, Inc. (b)	25,428	1,018,646
Sonoco Products Co.	29,765	1,542,125
WestRock Co.	77,359	2,779,509
		33,024,644
Metals & Mining - 1.1%
Alcoa Corp.	54,141	1,388,175
Cleveland-Cliffs, Inc. (a)	154,767	2,596,990
Freeport-McMoRan, Inc.	435,378	14,707,069
MP Materials Corp. (a)(b)	31,546	517,354
Newmont Corp.	351,540	13,172,204
Nucor Corp.	76,705	11,336,232
Reliance Steel & Aluminum Co. (b)	17,808	4,529,999
Royal Gold, Inc. (b)	19,965	2,082,948
SSR Mining, Inc. (b)	62,783	871,428
Steel Dynamics, Inc.	48,933	5,211,854
United States Steel Corp. (b)	67,440	2,285,542
		58,699,795
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	19,567	1,003,396
TOTAL MATERIALS		267,629,363
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	27,979	1,565,145
Alexandria Real Estate Equities, Inc.	52,250	4,866,043
American Homes 4 Rent Class A	101,409	3,320,131
Americold Realty Trust	82,225	2,155,940
Apartment Income (REIT) Corp.	45,304	1,323,330
AvalonBay Communities, Inc.	43,177	7,156,156
Boston Properties, Inc.	47,768	2,558,932
Brixmor Property Group, Inc.	91,142	1,894,842
Camden Property Trust (SBI)	31,599	2,682,123
Cousins Properties, Inc. (b)	46,050	822,914
Crown Castle International Corp.	117,872	10,959,739
CubeSmart	68,111	2,321,904
Digital Realty Trust, Inc.	90,976	11,313,775
EastGroup Properties, Inc.	13,353	2,179,877
EPR Properties (b)	22,598	964,935
Equinix, Inc.	14,169	10,338,269
Equity Lifestyle Properties, Inc. (b)	36,411	2,395,844
Equity Residential (SBI)	113,637	6,287,535
Essex Property Trust, Inc.	19,445	4,159,674
Extra Space Storage, Inc.	63,712	6,599,926
Federal Realty Investment Trust (SBI)	24,618	2,244,915
First Industrial Realty Trust, Inc.	40,187	1,699,910
Gaming & Leisure Properties	76,631	3,478,281
Healthcare Trust of America, Inc.	115,660	1,659,721
Healthpeak Properties, Inc.	166,647	2,591,361
Highwoods Properties, Inc. (SBI)	31,795	568,813
Host Hotels & Resorts, Inc.	215,331	3,333,324
Invitation Homes, Inc.	186,191	5,528,011
Iron Mountain, Inc.	44,548	2,631,450
Kilroy Realty Corp.	35,521	1,015,190
Kimco Realty Corp.	184,292	3,306,198
Lamar Advertising Co. Class A	6,038	496,746
Medical Properties Trust, Inc. (b)	180,764	864,052
Mid-America Apartment Communities, Inc.	35,365	4,178,375
National Storage Affiliates Trust	24,305	693,179
NNN (REIT), Inc.	55,237	2,006,760
Omega Healthcare Investors, Inc.	71,313	2,360,460
Park Hotels & Resorts, Inc.	65,036	749,865
Prologis (REIT), Inc.	281,222	28,333,117
Public Storage	20,004	4,775,155
Rayonier, Inc.	44,692	1,128,026
Realty Income Corp.	205,275	9,725,930
Regency Centers Corp.	55,023	3,315,686
Rexford Industrial Realty, Inc.	62,683	2,710,413
SBA Communications Corp. Class A	29,411	6,136,017
Simon Property Group, Inc.	77,313	8,495,926
Spirit Realty Capital, Inc.	42,900	1,543,971
Stag Industrial, Inc.	54,673	1,816,237
Sun Communities, Inc.	29,270	3,255,995
UDR, Inc.	94,335	3,000,796
Ventas, Inc.	121,706	5,167,637
VICI Properties, Inc.	305,848	8,533,159
Vornado Realty Trust	53,823	1,033,402
Welltower, Inc.	151,407	12,659,139
Weyerhaeuser Co.	223,124	6,401,428
WP Carey, Inc.	64,567	3,464,020
		236,769,699
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	94,378	6,544,171
CoStar Group, Inc. (a)	70,202	5,153,529
Howard Hughes Holdings, Inc. (b)	10,250	679,883
Jones Lang LaSalle, Inc. (a)(b)	14,430	1,845,886
Zillow Group, Inc.:
Class A (a)	16,792	596,620
Class C (a)	47,076	1,706,505
		16,526,594
TOTAL REAL ESTATE		253,296,293
UTILITIES - 5.1%
Electric Utilities - 3.3%
Alliant Energy Corp.	76,523	3,733,557
American Electric Power Co., Inc.	156,964	11,857,061
Avangrid, Inc. (b)	21,709	648,448
Constellation Energy Corp.	99,828	11,272,578
Duke Energy Corp.	234,950	20,884,706
Edison International	115,158	7,261,863
Entergy Corp.	64,483	6,163,930
Evergy, Inc.	67,819	3,332,626
Eversource Energy	106,200	5,712,498
Exelon Corp.	302,919	11,795,666
FirstEnergy Corp.	165,903	5,906,147
Hawaiian Electric Industries, Inc.	33,329	432,610
IDACORP, Inc.	15,371	1,455,787
NextEra Energy, Inc.	617,094	35,976,580
NRG Energy, Inc.	70,284	2,978,636
OGE Energy Corp.	60,870	2,081,754
PG&E Corp. (a)	608,409	9,917,067
Pinnacle West Capital Corp.	34,478	2,557,578
PPL Corp.	224,859	5,524,786
Southern Co.	332,147	22,353,493
Xcel Energy, Inc.	167,879	9,950,188
		181,797,559
Gas Utilities - 0.1%
Atmos Energy Corp.	43,906	4,726,920
National Fuel Gas Co.	27,048	1,378,096
UGI Corp.	63,621	1,323,317
		7,428,333
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	40,568	923,328
Clearway Energy, Inc.:
Class A	10,575	215,413
Class C	24,877	540,080
The AES Corp.	79,151	1,179,350
Vistra Corp.	79,610	2,604,839
		5,463,010
Multi-Utilities - 1.4%
Ameren Corp.	79,779	6,040,068
CenterPoint Energy, Inc.	192,264	5,168,056
CMS Energy Corp.	88,592	4,814,089
Consolidated Edison, Inc.	105,719	9,281,071
Dominion Energy, Inc.	254,741	10,271,157
DTE Energy Co.	62,765	6,049,291
NiSource, Inc.	125,906	3,167,795
Public Service Enterprise Group, Inc.	151,521	9,341,270
Sempra	192,009	13,446,390
WEC Energy Group, Inc.	96,142	7,824,997
		75,404,184
Water Utilities - 0.2%
American Water Works Co., Inc.	59,366	6,984,410
Essential Utilities, Inc.	73,930	2,473,698
		9,458,108
TOTAL UTILITIES		279,551,194
TOTAL COMMON STOCKS (Cost $4,564,136,522)		5,464,456,950

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $983,375)	1,000,000	983,317

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	25,608,265	25,613,386
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	167,572,741	167,589,498
TOTAL MONEY MARKET FUNDS (Cost $193,202,507)		193,202,884

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $4,758,322,404)	5,658,643,151
NET OTHER ASSETS (LIABILITIES) - (2.8)% (g)	(151,696,125)
NET ASSETS - 100.0%	5,506,947,026

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	93	Dec 2023	19,586,963	(254,628)	(254,628)
CME E-mini S&P MidCap 400 Index Contracts (United States)	92	Dec 2023	21,850,920	(549,097)	(549,097)

TOTAL FUTURES CONTRACTS					(803,725)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $983,317.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $921,032 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	26,168,658	802,683,194	803,238,466	835,535	-	-	25,613,386	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	159,869,302	735,053,398	727,333,202	1,128,286	-	-	167,589,498	0.7%
Total	186,037,960	1,537,736,592	1,530,571,668	1,963,821	-	-	193,202,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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